Vadim Avdeychik
(212)318-6054
vadimavdeychik@paulhastings.com

July 11, 2016

Ms. Anu Dubey

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:                             Brookfield Real Assets Income Fund Inc. (the “Registrant” or the “Acquiring Fund”) File No.:  811-23157

Dear Ms. Dubey:

On behalf of the Registrant, attached for filing under the Securities Act of 1933 (the “1933 Act”) is the Registrant’s Pre-Effective Amendment No.1 to the registration statement on Form N-14 (“Registration Statement”).

The initial Registration Statement on Form N-14 was filed on May 16, 2016 (SEC Accession No. 0001104659-16-121332), for the purpose of reorganizing each of Brookfield Mortgage Opportunity Income Fund Inc., Brookfield Total Return Fund Inc., and Brookfield High Income Fund Inc. (each a “Fund” and collectively, the “Funds”) into the Acquiring Fund.

This Pre-Effective Amendment No.1 is being filed to, among other things, respond to Securities and Exchange Commission Staff comments and file form of agreements relating to the Acquiring Fund. Registrant requests acceleration of the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 pursuant to Rule 461 under the 1933 Act, for an effective date of July 11, 2016 or as soon as practicable thereafter. Attached hereto is the acceleration request.

We request that we be notified of such effectiveness by a telephone call to Vadim Avdeychik of Paul Hastings LLP at (212) 318-6054.

Very truly yours,

/s/ Vadim Avdeychik

Vadim Avdeychik
for PAUL HASTINGS LLP
cc: Michael R. Rosella

Attachment

July 11, 2016

Ms. Anu Dubey

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:                             Brookfield Real Assets Income Fund Inc. (the “Registrant” or the “Acquiring Fund”) File No.:  811-23157

Dear Ms. Dubey:

Pursuant to Rule 461 under the Securities Act of 1933, we hereby request that the effective date of the above-referenced Pre-Effective Amendment No.1 to the Registrant’s Registration Statement on Form N-14 (“Pre-Effective Amendment”) be accelerated so that the Pre-Effective Amendment may be declared effective on July 11, 2016, or as soon thereafter as practicable.

Thank you for your consideration of this request. Should questions arise in connection with this request, please call Vadim Avdeychik of Paul Hastings LLP at (212) 318-6054.

Very truly yours,

/s/ Vadim Avdeychik

Vadim Avdeychik
for PAUL HASTINGS LLP
cc: Michael R. Rosella